Identification and business activity (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Construction, engineering services and insurance brokerage [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary	Argentina
Compania Minera Condesa S.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary	Peru
Compania Minera Colquirrumi S.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary	Peru
Sociedad Minera El Brocal S.A.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary	Peru
Inversiones Colquijirca S.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary	Peru
S.M.R.L. Chaupiloma Dos de Cajamarca [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary	Peru
Minera La Zanja S.R.L. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary	Peru
Minera Julcani S.A. de C.V. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary	Mexico
Compania de Minas Buenaventura Chile Ltda. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary	Chile
El Molle Verde S.A.C. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary	Peru
Apu Coropuna S.R.L. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary	Peru
Cerro Hablador S.A.C. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary	Peru
Minera Azola S.A.C. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary	Peru
Compania Minera Nueva Italia S.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary	Peru
Consorcio Energetico de Huancavelica S.A. [Member] | Energy generation and transmission services [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary	Peru
Empresa de Generacion Huanza S.A. [Member] | Energy generation and transmission services [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary	Peru
Buenaventura Ingenieros S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary	Peru
Contacto Corredores de Seguros S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary	Peru
Empresa de Generacion Huaura S.A.C. [Member] | Energy generation and transmission services [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary	Peru
Contacto Risk Consulting S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary	Peru
Procesadora Industrial Rio Seco S.A. [Member] | Industrial activities [Member]
Disclosure of identification and business activity [Line Items]
Country of incorporation of subsidiary	Peru
Direct [Member] | Construction, engineering services and insurance brokerage [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	56.42%	56.42%
Direct [Member] | Compania Minera Condesa S.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Direct [Member] | Compania Minera Colquirrumi S.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Direct [Member] | Sociedad Minera El Brocal S.A.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	3.18%	3.08%
Direct [Member] | Inversiones Colquijirca S.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	89.76%	89.76%
Direct [Member] | S.M.R.L. Chaupiloma Dos de Cajamarca [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	20.00%	20.00%
Direct [Member] | Minera La Zanja S.R.L. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	53.06%	53.06%
Direct [Member] | Minera Julcani S.A. de C.V. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	99.80%	99.80%
Direct [Member] | Compania de Minas Buenaventura Chile Ltda. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	90.00%	90.00%
Direct [Member] | El Molle Verde S.A.C. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	99.98%	99.98%
Direct [Member] | Apu Coropuna S.R.L. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	70.00%	70.00%
Direct [Member] | Cerro Hablador S.A.C. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	99.00%	99.00%
Direct [Member] | Minera Azola S.A.C. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	99.00%	99.00%
Direct [Member] | Compania Minera Nueva Italia S.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Direct [Member] | Consorcio Energetico de Huancavelica S.A. [Member] | Energy generation and transmission services [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Direct [Member] | Empresa de Generacion Huanza S.A. [Member] | Energy generation and transmission services [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Direct [Member] | Buenaventura Ingenieros S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Direct [Member] | Contacto Corredores de Seguros S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	99.98%	99.98%
Direct [Member] | Empresa de Generacion Huaura S.A.C. [Member] | Energy generation and transmission services [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	0.00%	0.01%
Direct [Member] | Contacto Risk Consulting S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Direct [Member] | Procesadora Industrial Rio Seco S.A. [Member] | Industrial activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Indirect [Member] | Construction, engineering services and insurance brokerage [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	43.58%	43.58%
Indirect [Member] | Compania Minera Condesa S.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Indirect [Member] | Compania Minera Colquirrumi S.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Indirect [Member] | Sociedad Minera El Brocal S.A.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	58.24%	58.24%
Indirect [Member] | Inversiones Colquijirca S.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	10.24%	10.24%
Indirect [Member] | S.M.R.L. Chaupiloma Dos de Cajamarca [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	40.00%	40.00%
Indirect [Member] | Minera La Zanja S.R.L. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Indirect [Member] | Minera Julcani S.A. de C.V. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	0.20%	0.20%
Indirect [Member] | Compania de Minas Buenaventura Chile Ltda. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	10.00%	10.00%
Indirect [Member] | El Molle Verde S.A.C. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	0.02%	0.02%
Indirect [Member] | Apu Coropuna S.R.L. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Indirect [Member] | Cerro Hablador S.A.C. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	1.00%	1.00%
Indirect [Member] | Minera Azola S.A.C. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	1.00%	1.00%
Indirect [Member] | Compania Minera Nueva Italia S.A. [Member] | Mining activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	93.36%	93.36%
Indirect [Member] | Consorcio Energetico de Huancavelica S.A. [Member] | Energy generation and transmission services [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Indirect [Member] | Empresa de Generacion Huanza S.A. [Member] | Energy generation and transmission services [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Indirect [Member] | Buenaventura Ingenieros S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Indirect [Member] | Contacto Corredores de Seguros S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	0.02%	0.02%
Indirect [Member] | Empresa de Generacion Huaura S.A.C. [Member] | Energy generation and transmission services [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	0.00%	99.99%
Indirect [Member] | Contacto Risk Consulting S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	98.00%	98.00%
Indirect [Member] | Procesadora Industrial Rio Seco S.A. [Member] | Industrial activities [Member]
Disclosure of identification and business activity [Line Items]
Proportion of ownership interest in subsidiary	0.00%	0.00%